Fair Value (Tables)	12 Months Ended
Dec. 31, 2018
Fair Value Disclosures [Abstract]
Fair Value of Financial Assets and Liabilities
Financial assets and liabilities measured at fair value on a recurring basis on the consolidated balance sheets at December 31, 2018 and 2017 were as follows:

In millions	Level 1	Level 2	Level 3	Total
December 31, 2018
Assets:
Debt securities:
U.S. government securities	$1,597	$91	$—	$1,688
States, municipalities and political subdivisions	—	2,399	—	2,399
U.S. corporate securities	—	6,422	67	6,489
Foreign securities	—	2,380	3	2,383
Residential mortgage-backed securities	—	577	—	577
Commercial mortgage-backed securities	—	605	—	605
Other asset-backed securities	—	1,085	—	1,085
Redeemable preferred securities	—	22	7	29
Total debt securities	1,597	13,581	77	15,255
Equity securities	19	—	54	73
Total	$1,616	$13,581	$131	$15,328

December 31, 2017
Assets:
Debt securities:
U.S. corporate securities	$—	$1	$—	$1
Foreign securities	—	110	—	110
Total debt securities	—	111	—	111
Equity securities	—	—	—	—
Derivative financial instruments	—	5	—	5
Total assets	$—	$116	$—	$116
Liabilities:
Derivative financial instruments	$—	$23	$—	$23

Carrying Value and Estimated Fair Value of Certain Financial Instruments
The carrying value and estimated fair value classified by level of fair value hierarchy for financial instruments carried on the consolidated balance sheets at adjusted cost or contract value at December 31, 2018 and 2017 were as follows:

	Carrying Value	Estimated Fair Value
In millions		Level 1	Level 2	Level 3	Total
December 31, 2018
Assets:
Mortgage loans	$1,361	$—	$—	$1,366	$1,366
Equity securities (1)	140	N/A	N/A	N/A	N/A
Liabilities:
Investment contract liabilities:
With a fixed maturity	5	—	—	5	5
Without a fixed maturity	382	—	—	357	357
Long-term debt	72,709	71,252	—	—	71,252

	Carrying Value	Estimated Fair Value
In millions		Level 1	Level 2	Level 3	Total
December 31, 2017
Assets:
Equity securities (1)	$47	N/A	N/A	N/A	N/A
Liabilities:
Long-term debt	25,726	26,756	—	—	26,756

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(1)
It was not practical to estimate the fair value of these cost-method investments as it represents shares of unlisted companies. See Note 1 ‘‘Significant Accounting Policies’’ for additional information regarding the valuation of cost-method investments.

Separate Account Financial Assets
Separate Accounts financial assets as of December 31, 2018 were as follows:

In millions	Level 1	Level 2	Level 3	Total
Debt securities	$782	$2,500	$4	$3,286
Equity securities	—	3	—	3
Common/collective trusts	—	404	—	404
Total (1)	$782	$2,907	$4	$3,693

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(1)
Excludes $191 million of cash and cash equivalents and accounts receivable at December 31, 2018.